NOTES PAYABLE	12 Months Ended
Dec. 31, 2020
NOTES PAYABLE
NOTES PAYABLE

NOTE 11 – NOTES PAYABLE

Bank acceptance notes:	December 31,
	2020	2019
Due December 16, 2021	$760,086	$—
Due September 7, 2021	1,824,207	—
Due September 7, 2021	1,824,207	—
Due April 9, 2021, subsequently repaid on due date	760,086	—
Due March 27, 2021, subsequently repaid on due date	1,520,173	—
Due March 18, 2021, subsequently repaid on due date	1,520,173	—
Due March 18, 2021, subsequently repaid on due date	1,216,139	—
Due September 5, 2020, subsequently repaid on due date	—	1,147,756
Due August 30, 2020, subsequently repaid on due date	—	3,443,266
Due July 15, 2020, subsequently repaid on due date	—	1,434,695
Due July 12, 2020, subsequently repaid on due date	—	1,434,695
Due September 5, 2020, subsequently repaid on due date	—	1,434,695
Total	$9,425,071	$8,895,107

The interest-free notes payable, ranging from six months to one year from the date of issuance, are secured by $7,980,907 and $ 6,025,718 restricted cash, as of December 31, 2020 and 2019, respectively.

The notes payable represented the amount of bank acceptance notes the Company’s suppliers received from the Company for its purchases of raw materials. These notes were issued by financial institutions, typically by banks, that entitle the Company’s suppliers to receive the full face amount from the bank or financial institution at maturity. The notes payable are interest-free and range from six months to one year from the date of issuance. These notes are subject to bank charges of 0.05% of the principal amount as commission on each issuance and were secured by $7.98 million and $6.02 million of restricted cash as of December 31, 2020 and 2019, respectively. The banks deduct the amount due from the accounts to pay the bill holders on the dates of maturity. If the funds in the accounts cannot cover the acceptance notes, the banks treat the shortfall as an overdue loan. The notes payable are commonly used in domestic China due to their enhanced credibility and the liquidity it provides to the bearer. The bearer always has the option to cash the bank acceptance notes before maturity at its issuing bank and receive a discounted amount in cash.